T. ROWE PRICE Retirement I 2040 Fund - I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 8.4%
T. Rowe Price Funds:
New Income Fund  261,587 51,412 16,345 30,473,522 296,812
International Bond Fund (USD
Hedged)  89,679 14,855 5,617 9,842,080 100,192
U.S. Treasury Long-Term Index
Fund  66,190 44,146 4,729 7,178,818 81,695
Dynamic Global Bond Fund  59,961 10,342 3,240 6,894,001 69,216
Emerging Markets Bond Fund  40,379 5,784 8,220 3,724,677 41,530
High Yield Fund  40,964 6,157 10,340 5,992,690 39,732
Floating Rate Fund  19,470 3,252 2,127 2,258,372 21,590
Total Bond Mutual Funds (Cost $649,757) 650,767
EQUITY MUTUAL FUNDS 90.7%
T. Rowe Price Funds:
Value Fund  935,566 270,688 61,115 34,203,163 1,493,994
Growth Stock Fund (2) 1,099,065 170,630 172,924 13,648,179 1,357,038
Equity Index 500 Fund  527,150 213,111 118,592 7,378,660 743,990
International Value Equity Fund  384,473 87,016 24,806 38,128,845 563,544
Overseas Stock Fund  403,019 67,033 40,096 43,949,080 546,287
International Stock Fund  375,220 73,604 22,156 24,877,658 537,109
Emerging Markets Stock Fund  246,380 26,213 49,050 5,656,826 320,346
Mid-Cap Growth Fund  224,364 34,539 11,549 2,619,163 302,461
Mid-Cap Value Fund  191,631 44,655 13,407 9,037,140 290,183
Small-Cap Stock Fund  132,170 26,652 9,833 3,039,980 206,871
New Horizons Fund (2) 166,828 36,099 36,132 2,293,845 190,298
Small-Cap Value Fund  113,070 25,806 8,590 3,245,920 188,036
Real Assets Fund  105,291 45,511 6,292 13,305,972 172,445
U.S. Large-Cap Core Fund  25,382 40,571 2,785 2,425,995 75,036
Emerging Markets Discovery
Stock Fund  2,523 61,389 1,174 4,759,281 74,197
Total Equity Mutual Funds (Cost $5,500,832) 7,061,835

T. ROWE PRICE Retirement I 2040 Fund - I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 62,315 336,348 332,698 65,964,943 65,965
Total Short-Term Investments (Cost $65,965) 65,965
Total Investments in Securities 99.9%
(Cost $6,216,554) $ 7,778,567
Other Assets Less Liabilities 0.1% 5,292
Net Assets 100.0% $ 7,783,859
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2040 Fund - I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 170 MSCI EAFE Index contracts 3/21 (18,394) $ (565)
Short, 151 Russell 2000 E-Mini Index contracts 3/21 (16,604) (2,158)
Short, 500 S&P 500 E-Mini Index contracts 3/21 (95,230) (3,716)
Net payments (receipts) of variation margin to date 7,169
Variation margin receivable (payable) on open futures contracts $ 730

T. ROWE PRICE Retirement I 2040 Fund - I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 302 $ 2,153 $ 1,235
Emerging Markets Bond Fund (519) 3,587 1,697
Emerging Markets Discovery Stock Fund 530 11,459 435
Emerging Markets Stock Fund 3,771 96,803 3,340
Equity Index 500 Fund 16,625 122,321 9,284
Floating Rate Fund (40) 995 693
Growth Stock Fund 87,046 260,267 —
High Yield Fund 53 2,951 1,880
International Bond Fund (USD Hedged) 596 1,275 1,329
International Stock Fund 8,658 110,441 5,142
International Value Equity Fund 1,324 116,861 12,165
Mid-Cap Growth Fund 15,253 55,107 488
Mid-Cap Value Fund 7,581 67,304 4,073
New Horizons Fund 32,817 23,503 —
New Income Fund 3,240 158 5,460
Overseas Stock Fund 315 116,331 9,943
Real Assets Fund 989 27,935 2,944
Small-Cap Stock Fund 5,629 57,882 997
Small-Cap Value Fund 3,269 57,750 1,398
U.S. Large-Cap Core Fund 737 11,868 701
U.S. Treasury Long-Term Index Fund 13,240 (23,912) 1,006
Value Fund 29,512 348,855 19,268
U.S. Treasury Money Fund, 0.09% — — 96
Totals $ 230,928# $ 1,471,894 $ 83,574+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $146,188 of the net realized gain
(loss).
+ Investment income comprised $83,574 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2040 Fund - I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2040 Fund - I Class  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2040 Fund - I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R417-054Q3 02/21